Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of Intangible assets
Database
$
Cost at:
December 31, 2020	1,837,500
December 31, 2021	1,837,500
December 31, 2022	1,837,500

Accumulated amortization at:
December 31, 2020	114,712
Additions	183,540
December 31, 2021	298,252
Additions	183,539
December 31, 2022	481,791

Net book value at:
December 31, 2021	1,539,248
December 31, 2022	1,355,709